Eagle Point Credit Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In April 2018, Eagle Point Credit Company Inc. (the “Registrant”) issued 6.6875% Notes due 2028 (“Series 2028 Notes”).  A description of the terms of the Series 2028 Notes is included under the headings “Description of the Notes” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated April 17, 2018 and filed with the Securities and Exchange Commission on April 19, 2018 (SEC Accession No. 0001144204-18-021349), which description is incorporated by reference herein.